As filed with the Securities and Exchange Commission on September 8, 2016

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 391	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 393	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq.	Brent R. Harris
Douglas P. Dick, Esq.	Pacific Investment Management Company LLC
Dechert LLP	650 Newport Center Drive
1900 K Street, N.W.	Newport Beach, California 92660
Washington, D.C. 20006

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (October 7, 2016) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 391 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 69, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 391 is filed solely for the purpose of designating October 7, 2016 as the new effective date of that portion of Post-Effective Amendment No. 69 that relates to the: (i) PIMCO StocksPLUS® Absolute Return Exchange-Traded Fund; (ii) PIMCO Small Cap StocksPLUS® AR Strategy Exchange-Traded Fund; (iii) PIMCO International StocksPLUS® AR Strategy Exchange-Traded Fund (Unhedged); (iv) PIMCO EM Fundamental IndexPLUS® AR Strategy Exchange-Traded Fund; (v) PIMCO Small Company Fundamental IndexPLUS® AR Strategy Exchange-Traded Fund; and (vi) PIMCO EM StocksPLUS® AR Strategy Exchange-Traded Fund; the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 75 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 81 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 87 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 98 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 105 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 111 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 125 to the Trust’s Registration Statement, as filed September 11, 2014, Post-Effective Amendment No. 137 to the Trust’s Registration Statement, as filed October 9, 2014, Post-Effective Amendment No. 148 to the Trust’s Registration Statement, as filed November 6, 2014, Post-Effective Amendment No. 159 to the Trust’s Registration Statement, as filed December 4, 2014, Post-Effective Amendment No. 169 to the Trust’s Registration Statement, as filed December 31, 2014, Post-Effective Amendment No. 179 to the Trust’s Registration Statement, as filed January 29, 2015, Post-Effective Amendment No. 189 to the Trust’s Registration Statement, as filed February 26, 2015, Post-Effective Amendment No. 199 to the Trust’s Registration Statement, as filed March 26, 2015, Post-Effective Amendment No. 209 to the Trust’s Registration Statement, as filed April 23, 2015, Post-Effective Amendment No. 219 to the Trust’s Registration Statement, as filed May 21, 2015, Post-Effective Amendment No. 229 to the Trust’s Registration Statement, as filed June 18, 2015, Post-Effective Amendment No. 239 to the Trust’s Registration Statement, as filed July 16, 2015, Post-Effective Amendment No. 249 to the Trust’s Registration Statement, as filed August 13, 2015, Post-Effective Amendment No. 259 to the Trust’s Registration Statement, as filed September 10, 2015, Post-Effective Amendment No. 269 to the Trust’s Registration Statement, as filed October 8, 2015, Post-Effective Amendment No. 280 to the Trust’s Registration Statement, as filed November 5, 2015, Post-Effective Amendment No. 291 to the Trust’s Registration Statement, as filed December 3, 2015, Post-Effective Amendment No. 301 to the Trust’s Registration Statement, as filed December 30, 2015, Post-Effective Amendment No. 311 to the Trust’s Registration Statement, as filed January 28, 2016, Post-Effective Amendment No. 321 to the Trust’s Registration Statement, as filed February 25, 2016, Post-Effective Amendment No. 331 to the Trust’s Registration Statement, as filed March 24, 2016, Post-Effective Amendment No. 341 to the Trust’s Registration Statement, as filed April 21, 2016, Post-Effective Amendment No. 351 to the Trust’s Registration Statement, as filed May 19, 2016, Post-Effective Amendment No. 361 to the Trust’s Registration Statement, as filed June 16, 2016, Post-Effective Amendment No. 371 to the Trust’s Registration Statement, as filed July 14, 2016, and Post-Effective Amendment No. 381 to the Trust’s Registration Statement, as filed August 11, 2016. This Post-Effective Amendment does not affect that portion of Post-Effective Amendment No. 69 that relates to the PIMCO Fundamental IndexPLUS® AR Active Exchange-Traded Fund (formerly, the PIMCO Fundamental IndexPLUS® AR Exchange-Traded Fund) or the PIMCO International Fundamental IndexPLUS® AR Strategy Active Exchange-Traded Fund (formerly, the PIMCO International Fundamental IndexPLUS® AR Strategy Exchange-Traded Fund), the effectiveness of which occurred on August 15, 2014, via Post-Effective Amendment No. 113. This Post-Effective Amendment also does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 391 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 8th day of September, 2016.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	September 8, 2016
Brent R. Harris*

	Trustee	September 8, 2016
Douglas M. Hodge*

	Trustee	September 8, 2016
George E. Borst*

	Trustee	September 8, 2016
E. Philip Cannon*

	Trustee	September 8, 2016
Jennifer H. Dunbar*

	Trustee	September 8, 2016
Gary F. Kennedy*

	Trustee	September 8, 2016
Peter B. McCarthy*

	Trustee	September 8, 2016
Ronald C. Parker*

	President	September 8, 2016
Peter G. Strelow*	(Principal Executive Officer)
	Treasurer	September 8, 2016
Trent W. Walker*	(Principal Financial and Accounting Officer)

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016, and incorporated by reference herein.